Document and Entity Information (USD $)	9 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	SINGLE TOUCH SYSTEMS INC
Document Type	POS AM
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001157817
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	135,755,980
Entity Public Float	$ 22,492,673
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY